INVESTMENTS	12 Months Ended
Dec. 31, 2017
INVESTMENTS
INVESTMENTS

10 INVESTMENTS

Accounting policy

Investments, other than those related to associates, are initially recorded at fair value plus any directly attributable transaction costs on the trade date. The Group has investments in unquoted entities and an entity that holds mainly unquoted equity securities, which by their nature have no fixed maturity date or coupon rate. These investments are classed as ‘available-for-sale’ carried at fair value. The fair value of these investments are based on the underlying fair value of the equity securities: marketable securities are valued by reference to closing prices in the market; and non-marketable securities are estimated considering factors including the purchase price; prices of recent significant private placements of securities of the same issuer and estimates of liquidation value. Changes in fair value are recognised in other comprehensive income except where management considers that there is objective evidence of an impairment of the underlying equity securities. Objective evidence would include a significant or prolonged decline in the fair value of the investment below its cost less any impairment loss previously recognised. Impairment losses are recognised by reclassifying the losses accumulated in other reserves to profit or loss.

	2017	2016
	$ million	$ million
At 1 January	25	13
Additions	8	2
Fair value remeasurement	(10)	10
Impairment	(2)	–
At 31 December	21	25